Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Trade and other current payables [abstract]
Accounts payable	$ 13,567,262	$ 8,376,620	$ 699,035
Accrued liabilities	77,078	886,324	113,616
Payroll, withholding and sales tax liabilities	420,679	420,072	39,830
Cash calls received from JV partner		917,064
Total	$ 14,065,019	$ 10,600,080	$ 852,481	$ 1,496,510